Income Taxes (Schedule of Income Tax Provision) (Details) (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2015	Mar. 31, 2014
Computed tax benefit at federal statutory rate	$ (2,382,000)	$ (6,650,000)
State tax, net of federal benefit	(187,000)	(327,000)
Warrant MTM Adjustment	0	(7,000)
Induced conversion costs	0	4,663,000
Interest expense	462,000	0
Permanent items and other	873,600	4,600
Valuation allowance	1,235,000	2,318,000
Income Tax Expense (Benefit)	$ 1,600	$ 1,600	$ 1,600	$ 1,600